Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024
Statement [Line Items]
Stock based compensation expense	$ 0	$ 243,000	$ 78,000	$ 486,000
Dr. Sankar Das Gupta [Member]
Statement [Line Items]
Option granted					700,000
Vested option					300,000
Stock based compensation expense	0	114,000	175,000	342,000
Dr. Rajshekar Das Gupta [Member]
Statement [Line Items]
Option granted					900,000
Vested option					300,000
Stock based compensation expense	$ 0	$ 0	$ 0	$ 0
Dr. Sankar Das Gupta, Tranche Two [Member]
Statement [Line Items]
Vested option					200,000